Right-of-use-assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets

9 Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2022 and 2021, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2020	67,710	1,023	68,733
Additions	3,194	—	3,194
Disposals	(1,267)	—	(1,267)
Adjustments due to remeasurements	9,084	—	9,084
Adjustments due to modifications	42	(1)	41
Effect of translation adjustments	3,021	13	3,034
Cost as at December 31, 2021	81,784	1,035	82,819
Additions	6,541	—	6,541
Disposals	(5,371)	—	(5,371)
Adjustments due to remeasurements	(227)	—	(227)
Adjustments due to modifications	(167)	—	(167)
Effect of translation adjustments	1,037	11	1,048
Cost as at December 31, 2022	83,597	1,046	84,643

Accumulated depreciation and impairment loss as at Dec. 31, 2020	(19,117)	(603)	(19,720)
Depreciation	(11,457)	(249)	(11,706)
Disposals	1,209	—	1,209
Impairment loss	(1,188)	—	(1,188)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(648)	(11)	(659)
Accumulated depreciation and impairment loss as at Dec. 31, 2021	(31,201)	(863)	(32,064)
Depreciation	(11,699)	(135)	(11,834)
Disposals	3,060	—	3,060
Impairment loss	(848)	—	(848)
Adjustments due to remeasurements	(51)	—	(51)
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(72)	(9)	(81)
Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)

Net book value as at December 31, 2020	48,593	420	49,013
Net book value as at December 31, 2021	50,583	172	50,755
Net book value as at December 31, 2022	42,786	39	42,825

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago.

The Group leases vehicles under a number of leases. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/22	31/12/21
United States of America	18,938	15,853
Italy	9,249	11,977
Spain	3,473	4,809
United Kingdom	4,985	7,625
China	2,493	4,076
Others	3,687	6,415
Total	42,825	50,755

As at December 31, 2022, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. For additional information on the impairment assessment, reference should be made to note 8.

As result of the 2022, 2021 and 2020 impairment assessment performed by the Group, impairment losses of 890, 1,188, and 584 have emerged for right-of-use assets, respectively.

Other information about leases for which the Group is a lessee is presented below.

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Depreciation charge of right-of-use assets	11,834	11,706	13,376
Interest on lease liabilities	2,877	2,584	2,613
Expenses relating to short-term leases	1,465	1,187	719
Expenses relating to leases of low-value assets, excluding short-term leases	125	169	122
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Total	15,666	14,131	15,031

Lease payments recognised in statement of cash flows for the years ended December 31, 2022, 2021 and 2020 amount to 12,926, 12,693 and 12,496, respectively, and include interests paid for 2,877, 2,603 and 2,589, respectively (see note 20).